Related Party Transactions (Details Narrative) (Allied Integral United Inc) (10K) - USD ($)		1 Months Ended		3 Months Ended			12 Months Ended
	Mar. 09, 2018	Dec. 31, 2020	Oct. 31, 2019	Apr. 03, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt instrument converted into stock, shares				182			182	182	53,382
Number of shares issued	15,810
Number of stock issued during the period								$ 3,801,000	$ 9,680,000
Allied Integral United Inc [Member]
Due to related party								$ 500,000
Number stock issued in exchange for indemnification settlement							6,000
Number of restricted stock shares awards during the period					1,200,000		1,200,000
Number of shares issued								10,000
Number of stock issued during the period							$ 400,000	$ 100
Allied Integral United Inc [Member] | AIU Alt Care, Inc [Member]
Repayment of debt						$ 175,000
Debt instrument converted into stock						$ 325,000
Debt instrument converted into stock, shares						32,500
Number of shares issued							320,657
Number of stock issued during the period					$ 257,000
Allied Integral United Inc [Member] | AIU Alt Care, Inc [Member] | Series I 10.25% Cumulative Convertible Preferred Stock [Member]
Number of shares issued		20,158
Number of stock issued during the period		$ 201,576
Allied Integral United Inc [Member] | Gadsden Growth Properties, Inc [Member]
Payment of public offering expenses						$ 296,000
Allied Integral United Inc [Member] | DBC Strategy Partners, LLC [Member]
Bookkeeping services fees							$ 5,350	$ 7,250
Number of restricted stock shares awards during the period							5,000
Allied Integral United Inc [Member] | Clearday Oz Fund [Member] | Limited Partnership Interest [Member]
Number of shares issued		20,000	41,317		25,700		99,038	499,682
Number of stock issued during the period		$ 200,000	$ 413,167		$ 257,000		$ 990,387	$ 4,996,827